Business and Basis of Presentation (Liability for Future Policy Benefit-Benefits Reserve) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Benefit Reserves
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance			$ 1,065,256
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance			1,468,516
Less: Reinsurance recoverable			1,282,143
Balance after reinsurance recoverable, end of period, post-flooring			186,373
As Previously Reported | Benefit Reserves
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance				$ 1,065,913
Changes in cash flow assumptions and other activity | Benefit Reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change			(657)
Cumulative changes in discount rate assumptions | Benefit Reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change			403,260
Term Life | Benefit Reserves
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance			1,049,475
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance			1,450,547
Less: Reinsurance recoverable			1,264,199
Balance after reinsurance recoverable, end of period, post-flooring			186,348
Term Life | As Previously Reported | Benefit Reserves
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance				1,049,445
Term Life | Changes in cash flow assumptions and other activity | Benefit Reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change			30
Term Life | Cumulative changes in discount rate assumptions | Benefit Reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change			401,072
Fixed Annuities
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance	$ 18,359	$ 17,855		15,781
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance	16,460	19,314		17,969
Less: Reinsurance recoverable	16,460	19,314
Balance after reinsurance recoverable, end of period, post-flooring	$ 0	$ 0
Fixed Annuities | Benefit Reserves
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance			15,781
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance			17,969
Less: Reinsurance recoverable			17,944
Balance after reinsurance recoverable, end of period, post-flooring			25
Fixed Annuities | As Previously Reported | Benefit Reserves
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance				$ 16,468
Fixed Annuities | Changes in cash flow assumptions and other activity | Benefit Reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change			(687)
Fixed Annuities | Cumulative changes in discount rate assumptions | Benefit Reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change			$ 2,188